Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from common stock called			$ (140,086)			$ 3,503,314
2015 Placement Agent Warrants [Member]
Number of shares issued					53,333
Cash commission for services					$ 380,155
Other transaction costs					$ 172,128
2014 Placement Agent Warrants [Member]
Number of shares issued					27,672
Cash commission for services					$ 709,839
Other transaction costs					$ 85,831
December 2015 Private Placement [Member]
Proceeds from common stock called	$ 4,740,387
December 2015 Private Placement [Member] | 2015 Series A Warrants [Member]
Warrant exercise price (in dollars per share)	$ 16.23				$ 16.23
Warrants exercisable date					Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Series B Warrants [Member]
Warrant exercise price (in dollars per share)	21.10				$ 21.10
Warrants exercisable date					Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member]
Number of shares issued					407,731
Share price (in dollars per unit)	12.98				$ 12.98
Gross proceeds from issuance of common shares					$ 5,292,670
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Francis P. Grillo [Member]
Proceeds from common stock called					100,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called					50,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called					$ 25,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series A Warrants [Member]
Number of shares issued					162,500
Warrant exercise price (in dollars per share)	0.4				$ 0.4
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series B Warrants [Member]
Number of shares issued					122,500
Warrant exercise price (in dollars per share)	0.3				$ 0.3
December 2014 Private Placement [Member]
Proceeds from common stock called		$ 9,379,880
December 2014 Private Placement [Member] | Investor Warrants [Member]
Warrant exercise price (in dollars per share)	$ 34.32				$ 34.32
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member]
Number of shares issued						395,320
Share price (in dollars per unit)		$ 25.74				$ 25.74
Gross proceeds from issuance of common shares						$ 10,175,550
Warrants issued		158,128				158,128
December 2014 Private Placement [Member] | 2014 Purchase Agreement [Member] | Non-Employee Directors [Member]
Warrant exercise price (in dollars per share)		$ 0.4				$ 0.4
Gross proceeds from issuance of common shares						$ 15,000